Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Restricted Cash
5.	RESTRICTED CASH

At the commencement date of the Company’s lease for its corporate headquarters on December 1, 2018, the Company’s primary lender, Avidbank, issued a $250,000 letter of credit to the lessor as security, which amount was reduced by $50,000 on December 1, 2019 and was to be reduced by the same amount December 1 of each year thereafter, provided there has been no default under the lease. Avidbank required the Company to deposit $250,000 in a restricted cash account maintained with the bank, which amount was and would be reduced as the amount required under the letter of credit is reduced. The Company recorded the $250,000 deposit as restricted cash on its balance sheet, with $50,000 plus any earned interest being recorded in short-term restricted cash and the balance being recorded in long-term restricted cash.

In June 2020, the Company terminated its lease for its corporate headquarters, and as part of the consideration to the lessor for the early least termination, the lessor received the $200,000 of restricted cash provided for under the letter of credit in July 2020. (See Note 10 for more information on the lease termination.)

4.	Restricted Cash

When the Company entered the lease for its corporate headquarters, the Company’s bank, Avidbank, issued a $250,000 letter of credit to the lessor as security, which amount will be reduced by $50,000 on December 1 of each year beginning on December 1, 2019, provided there has been no default under the lease. Avidbank required the Company to deposit $250,000 in a restricted cash account maintained with the bank, which amount will be reduced as the amount required under the letter of credit is reduced. As of December 31, 2019, the letter of credit and the corresponding restricted cash recorded on the accompanying consolidated balance sheet was $200,000, with $50,000 plus any earned interest being recorded in short-term restricted cash and the balance being recorded in long-term restricted cash. The amount deposited in the restricted cash account does not count toward the covenant in the Avidbank loan and security agreement (see Note 13) that requires the Company to have an aggregate amount of unrestricted cash in deposit accounts or securities accounts maintained with Avidbank of not less than $2,000,000 at all times.